Trade Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Trade accounts receivable	$ 17,153	$ 20,485	$ 528
Allowance for doubtful accounts	(2,738)	(2,606)	(5)
Total	$ 14,415	$ 17,879	$ 523